Acquirers Small and Micro Deep Value ETF
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Communication Services - 6.3%
AMC Networks, Inc. - Class A (a)	30,665	$273,532
Gambling.com Group Ltd. (a)	31,185	176,819
IDT Corp. - Class B	3,849	191,565
Perion Network Ltd. (a)	26,205	267,815
Playtika Holding Corp.	74,879	303,260
Shutterstock, Inc.	11,865	247,029
Thryv Holdings, Inc. (a)	21,201	119,361
		1,579,381

Consumer Discretionary - 23.6%
Build-A-Bear Workshop, Inc.	3,526	187,231
Carter's, Inc.	8,238	262,875
Century Communities, Inc.	3,900	254,631
Cricut, Inc. - Class A	37,714	178,764
Ethan Allen Interiors, Inc.	8,804	208,127
G-III Apparel Group Ltd. (a)	9,780	285,087
Helen of Troy Ltd. (a)	11,382	215,689
Hovnanian Enterprises, Inc. - Class A (a)	1,790	235,528
JAKKS Pacific, Inc.	14,310	235,113
Legacy Housing Corp. (a)	9,464	188,618
Malibu Boats, Inc. - Class A (a)	8,030	227,972
MasterCraft Boat Holdings, Inc. (a)	11,876	219,468
Movado Group, Inc.	13,216	276,743
Nathan's Famous, Inc.	2,502	230,835
Papa John's International, Inc.	5,422	228,104
Perdoceo Education Corp.	7,373	206,149
Shoe Carnival, Inc.	11,474	189,550
Smith & Wesson Brands, Inc.	27,461	239,185
Steven Madden Ltd.	8,045	336,120
Sturm Ruger & Co., Inc.	6,483	195,268
Target Hospitality Corp. (a)	29,745	232,011
Upbound Group, Inc.	9,699	173,806
Winnebago Industries, Inc.	7,780	281,558
WW International, Inc. (a)	8,652	245,457
XPEL, Inc. (a)	7,778	361,521
		5,895,410

Consumer Staples - 7.8%
Herbalife Ltd. (a)	28,213	359,151
Ingles Markets, Inc. - Class A	3,711	285,450
John B Sanfilippo & Son, Inc.	4,074	295,895
Medifast, Inc. (a)	17,950	196,912
MGP Ingredients, Inc.	9,520	217,151
Nu Skin Enterprises, Inc. - Class A	21,306	210,716
Olaplex Holdings, Inc. (a)	181,398	206,794
USANA Health Sciences, Inc. (a)	8,662	171,941
		1,944,010

Energy - 13.1%
Amplify Energy Corp. (a)	57,625	316,937
Ardmore Shipping Corp.	20,267	247,865
Berry Corp.	66,048	223,903
Geopark Ltd.	43,147	352,080
International Seaways, Inc.	5,411	286,621
Liberty Energy, Inc.	23,524	418,257
Peabody Energy Corp.	11,338	308,847
Riley Exploration Permian, Inc.	9,670	264,861
SandRidge Energy, Inc.	22,897	323,764
Teekay Tankers Ltd.	4,818	277,854
TORM PLC - Class A	11,413	244,352
		3,265,341

Financials - 6.5%
Acadian Asset Management, Inc.	5,272	236,396
Diamond Hill Investment Group, Inc.	1,836	216,648
Donnelley Financial Solutions, Inc. (a)	4,847	237,794
International General Insurance Holdings Ltd.	10,747	258,465
PROG Holdings, Inc.	7,256	208,828
Regional Management Corp.	5,828	221,697
World Acceptance Corp. (a)	1,497	231,526
		1,611,354

Health Care - 11.4%
AMN Healthcare Services, Inc. (a)	13,761	229,121
Amphastar Pharmaceuticals, Inc. (a)	9,320	258,164
Cross Country Healthcare, Inc. (a)	19,025	195,196
Harmony Biosciences Holdings, Inc. (a)	7,916	279,356
Inmode Ltd. (a)	17,523	249,703
Innoviva, Inc. (a)	13,424	291,703
Ironwood Pharmaceuticals, Inc. (a)	182,684	639,394
National Research Corp.	17,404	295,694
SIGA Technologies, Inc.	29,338	177,788
Utah Medical Products, Inc.	4,143	233,458
		2,849,577

Industrials - 16.9%
Atkore International Group, Inc.	4,273	286,077
BlueLinx Holdings, Inc. (a)	3,395	211,814
Danaos Corp.	2,782	272,080
Franklin Covey Co. (a)	13,043	205,036
Genco Shipping & Trading Ltd.	13,768	260,491
Global Industrial Co.	7,146	204,661
Global Ship Lease, Inc. - Class A	8,085	283,864
Hudson Technologies, Inc. (a)	26,124	177,643
Insteel Industries, Inc.	6,691	204,611
Janus International Group, Inc. (a)	25,328	157,287
Karat Packaging, Inc.	10,680	235,387
Kforce, Inc.	8,567	251,870
Lindsay Corp.	1,854	213,080
Omega Flex, Inc.	7,621	206,529
RCM Technologies, Inc. (a)	9,401	184,072
Resources Connection, Inc.	48,785	235,876
Star Bulk Carriers Corp.	13,076	260,212
ZIM Integrated Shipping Services Ltd.	17,925	365,849
		4,216,439

Information Technology - 7.5%
AudioCodes, Ltd.	25,403	228,627
Consensus Cloud Solutions, Inc. (a)	8,891	194,180
CPI Card Group, Inc. (a)	16,492	222,807
Daktronics, Inc. (a)	11,634	220,232
Hackett Group, Inc.	12,996	240,036
Ituran Location and Control Ltd.	7,222	289,169
NVE Corp.	3,895	249,046
Photronics, Inc. (a)	10,329	236,637
		1,880,734

Materials - 4.5%
Alpha Metallurgical Resources, Inc. (a)	1,552	247,094
Ferroglobe PLC	61,476	272,339
Olympic Steel, Inc.	7,978	310,264
Sylvamo Corp.	5,888	278,915
		1,108,612

Real Estate - 1.8%
RE/MAX Holdings, Inc. - Class A (a)	26,365	216,720
RMR Group, Inc. - Class A	15,546	237,077
		453,797
TOTAL COMMON STOCKS (Cost $26,444,275)		24,804,655

CONTINGENT VALUE RIGHTS - 0.0% (b)	Shares	Value
Materials - 0.0%(b)
Resolute Forest Products, Inc. (a)(c)	17,062	171
TOTAL CONTINGENT VALUE RIGHTS (Cost $46,067)		171

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.92% (d)	87,457	87,457
TOTAL MONEY MARKET FUNDS (Cost $87,457)		87,457

TOTAL INVESTMENTS - 99.8% (Cost $26,577,799)		24,892,283
Other Assets in Excess of Liabilities - 0.2%		43,308
TOTAL NET ASSETS - 100.0%		$24,935,591

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $171 or 0.0% of net assets as of November 30, 2025.

(d)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Acquirers Small and Micro Deep Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$24,804,655	$–	$–	$24,804,655
Contingent Value Rights	–	–	171	171
Money Market Funds	87,457	–	–	87,457
Total Investments	$24,892,112	$–	$171	$24,892,283

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.